Consolidated shareholders’ equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss(e)		€ 2,488	€ (1,448)	€ 2,367
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)		13	(171)	650
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes		(2)	0	4
Tax effects		(27)	18	(212)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)		(21)	97	(4)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0	0
Equity risk hedging instruments designated as fair value hedges		0	0	17
Tax effects		9	(21)	(4)
Other Comprehensive Income That Will Not Be Reclassified to Continued Operations Profit or Loss, Net of Tax	[1]	(28)	(77)	451
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets | Opella Business
Disclosure of analysis of other comprehensive income by item [line items]
Other Comprehensive Income That Will Not Be Reclassified to Continued Operations Profit or Loss, Net of Tax		(1)		20
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	[2]	(3)	1	5
Change in fair value (investments accounted for using the equity method, net of taxes)		(3)	(2)	2
Tax effects		2	0	(1)
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	[3]	2,560	(1,551)	2,643
Currency translation differences (investments accounted for using the equity method)	[3]	3	3	(11)
Hedges of net investments in foreign operations	[3]	(121)	8	(354)
Tax effects		17	(2)	91
Other Comprehensive Income That Will Be Reclassified to Continued Operations Profit or Loss, Net of Tax	[4]	2,460	(1,526)	2,313
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Opella Business
Disclosure of analysis of other comprehensive income by item [line items]
Other Comprehensive Income That Will Be Reclassified to Continued Operations Profit or Loss, Net of Tax		(28)	(78)	(54)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	[5]	5	21	(77)
Tax effects		0	(4)	15
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Cash Flow And Fair Value Hedge
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss(e)		1	1	2
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss(e)		€ 5	€ (56)	(40)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | EUROAPI | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss(e)				€ (35)

[1]	(a)Items not subsequently reclassifiable to profit or loss and attributable to Opella: €(1) million in 2024, immaterial amount in 2023 and €20 million in 2022.
[2]	(c)Amounts reclassified to profit or loss: €1 million in 2024, €1 million in 2023 and €2 million in 2022.
[3]	(d)Amounts reclassified to profit or loss: €5 million in 2024, €(56) million in 2023 and €(40) million in 2022 (including €(35) million relating to the deconsolidation of EUROAPI). Currency translation differences arise from the translation into euros of the financial statements of foreign subsidiaries, and are mainly due to the appreciation of the dollar against the euro.

[4]	(e)Items subsequently reclassifiable to profit or loss and attributable to Opella (currency translation differences): €(28) million in 2024, €(78) million in 2023, €(54) million in 2022
[5]	(b)Amounts reclassified to profit or loss were immaterial in 2024, 2023 and 2022.